CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 78,746	$ 36,289
Restricted deposits	492	567
Trade receivables, net	32,747	14,095
Contract assets (Note 4)	930	756
Other accounts receivable and prepaid expenses (Note 5)	1,946	1,637
Inventories, net (Note 6)	48,882	28,783
Total current assets	163,743	82,127
LONG-TERM ASSETS:
Equity investments in privately-held company (Note 7)	3,000	0
Long-term receivables and other deposits	244	230
Property, plant and equipment, net (Note 8)	19,888	13,968
Deferred tax assets (Note 12)	5,681	0
Operating lease right-of-use asset (Note 3)	11,287	10,581
Total long-term assets	40,100	24,779
Total assets	203,843	106,906
CURRENT LIABILITIES:
Short term loan	0	454
Trade payables	19,890	10,603
Other accounts payable and accrued expenses (Note 9)	13,445	9,855
Advances from customers	1,763	2,323
Contract liabilities (Note 4)	474	232
Operating lease short term liabilities (Note 3)	2,262	1,885
Total current liabilities	37,834	25,352
LONG-TERM LIABILITIES:
Operating lease long-term liabilities (Note 3)	9,160	8,732
Accrued severance-pay and other long-term liability	783	789
Total long-term liabilities	9,943	9,521
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
EQUITY:
Share capital (Note 10) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at December 31, 2021 and 2020; Issued and outstanding: 49,402,847 and 43,724,446 at December 31, 2021 and at December 31, 2020 respectively.	489	440
Additional paid-in capital	203,854	144,944
Accumulated deficit	(48,277)	(73,351)
Total equity	156,066	72,033
Total liabilities and equity	$ 203,843	$ 106,906